Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Role of Management [Text Block]

Risk Management and Strategy

HBNB has implemented various processes to assess, identify, and manage material risks from cybersecurity threats. These processes are integrated into the Company’s overall risk management framework and are overseen by senior management, which receives regular updates on the Company’s cybersecurity posture.

As of the date of this Annual Report, HBNB has not identified any cybersecurity risks arising from known cybersecurity threats, including with respect to any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect HBNB, including its operations, business strategy, results of operations or financial condition. HBNB is subject to risks from cybersecurity threats that, if realized, are reasonably likely to materially affect its operations, business strategy, results of operations or financial condition. See “Item 3. Key Information—D. Risk Factors—Risks Related to the Business and Operations of the HBNB Group—If the HBNB Group fails to comply with applicable laws relating to privacy and data protection, the HBNB Group may face potentially significant liability, negative publicity and increased regulatory scrutiny, which could materially and adversely affect its business, results of operations and financial condition.”

Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

HBNB has implemented various processes to assess, identify, and manage material risks from cybersecurity threats. These processes are integrated into the Company’s overall risk management framework and are overseen by senior management, which receives regular updates on the Company’s cybersecurity posture.

As of the date of this Annual Report, HBNB has not identified any cybersecurity risks arising from known cybersecurity threats, including with respect to any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect HBNB, including its operations, business strategy, results of operations or financial condition. HBNB is subject to risks from cybersecurity threats that, if realized, are reasonably likely to materially affect its operations, business strategy, results of operations or financial condition. See “Item 3. Key Information—D. Risk Factors—Risks Related to the Business and Operations of the HBNB Group—If the HBNB Group fails to comply with applicable laws relating to privacy and data protection, the HBNB Group may face potentially significant liability, negative publicity and increased regulatory scrutiny, which could materially and adversely affect its business, results of operations and financial condition.”

Governance

The Board of Directors of HBNB oversees risks from cybersecurity threats, with primary responsibility delegated to the Company’s Chief Technology Officer, Earl Tanmantiong, who serves as the Board-level principal responsible for cybersecurity matters. The Chief Technology Officer is responsible for assessing and managing material cybersecurity risks, and regularly updates the Board on the Company’s cybersecurity posture, threat landscape, and incident management readiness. Significant cybersecurity incidents are escalated to the Board in accordance with the Company’s incident response protocols.

Cybersecurity Risk Management Processes Integrated [Text Block]	These processes are integrated into the Company’s overall risk management framework and are overseen by senior management, which receives regular updates on the Company’s cybersecurity posture.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

The Board of Directors of HBNB oversees risks from cybersecurity threats, with primary responsibility delegated to the Company’s Chief Technology Officer, Earl Tanmantiong, who serves as the Board-level principal responsible for cybersecurity matters. The Chief Technology Officer is responsible for assessing and managing material cybersecurity risks, and regularly updates the Board on the Company’s cybersecurity posture, threat landscape, and incident management readiness. Significant cybersecurity incidents are escalated to the Board in accordance with the Company’s incident response protocols.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors of HBNB oversees risks from cybersecurity threats, with primary responsibility delegated to the Company’s Chief Technology Officer, Earl Tanmantiong, who serves as the Board-level principal responsible for cybersecurity matters.